Deferred Taxation - Summary of Deferred Tax Assets and Liabilities Prior to Offsetting of Balances within Same Tax Jurisdiction (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	¥ 207	¥ 122
Net deferred tax (liabilities)/assets	123	104	¥ (7)
Deferred tax liabilities	(84)	(18)
Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	126	51	22
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	75	64	70
Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	103	104	11
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	7	82	15
Assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	6
Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	89	29	88
Government Grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	42
Sale and lease back transaction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	6
Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	2	5	7
Accumulated depreciation and amortization [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets		(56)	(85)
Available-for-sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets		(137)	(98)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	(278)
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	(55)	(38)	¥ (37)
Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	456	335
Deferred tax liabilities	(333)	(231)
Cost [member] | Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	126	51
Cost [member] | Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	75	64
Cost [member] | Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	103	104
Cost [member] | Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	7	82
Cost [member] | Assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	6
Cost [member] | Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	89	29
Cost [member] | Government Grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	42
Cost [member] | Sale and lease back transaction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	6
Cost [member] | Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	2	5
Cost [member] | Accumulated depreciation and amortization [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities		(56)
Cost [member] | Available-for-sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities		(137)
Cost [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities	(278)
Cost [member] | Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities	¥ (55)	¥ (38)